Concentration of Credit Risk - Summary of Credit Exposure Associated with our On- and Off-Balance Sheet Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Credit exposure	$ 1,095,621	$ 1,022,941
Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	1,063,486	997,885
Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	480,883	440,411
Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	92,426	84,172
Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	11,277	11,081
Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	213,223	200,974
Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	163,957	144,184
Canada [member] | Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	657,015	627,621
Canada [member] | Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	355,800	337,448
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	48,031	46,567
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	11,022	10,913
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	211,289	199,324
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	85,458	80,644
United States [member] | Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	288,069	259,280
United States [member] | Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	98,170	82,355
United States [member] | Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	36,436	31,083
United States [member] | Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	129	153
United States [member] | Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	1,250	1,125
United States [member] | Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	60,355	49,994
Other countries [member] | Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	118,402	110,984
Other countries [member] | Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	26,913	20,608
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	7,959	6,522
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	126	15
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	684	525
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 18,144	$ 13,546